SCHEDULE OF CONVERTIBLE NOTES PAYABLES (Details) (Parenthetical) - USD ($)													3 Months Ended	6 Months Ended
	Jun. 16, 2023	May 19, 2023	May 12, 2023	Apr. 26, 2023	Apr. 18, 2023	Apr. 17, 2023	Mar. 14, 2023	Feb. 16, 2023	Feb. 14, 2023	Nov. 22, 2022	Oct. 31, 2022	Jul. 05, 2022	Apr. 06, 2023	Jun. 30, 2023	Jul. 31, 2023	Oct. 21, 2022
Short-Term Debt [Line Items]
Debt instrument face amount															$ 1,944,000
Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																$ 60,000
GS Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount												$ 36,000
Debt instrument, annual interest rate, effective percentage												12.00%
Debt instrument, maturity date range, start												Jul. 05, 2023
Debt instrument, issuance date												Jul. 05, 2022
Debt instrument repaid principal												$ 0
20% Senior Secured Promissory Note [Member] | Evergreen Capital Management LLC [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage											20.00%
Debt instrument face amount											$ 48,000
Debt instrument, annual interest rate, effective percentage											10.00%
Debt instrument, maturity date range, start											Jul. 21, 2023
Debt instrument convertible stock price											75.00%
Equity securities total											$ 1,000,000
20% Senior Secured Promissory Note [Member] | Evergreen 2023 Notes [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage													20.00%
Debt instrument, annual interest rate, effective percentage													10.00%
Debt instrument, maturity date range, start													Dec. 31, 2023
Debt instrument convertible stock price													90.00%
Debt instrument, maturity date range, end													Apr. 30, 2024
Debt instrument, convertible, conversion price													$ 0.015
20% Senior Secured Promissory Note [Member] | Evergreen 2023 Notes [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount													$ 12,000
20% Senior Secured Promissory Note [Member] | Evergreen 2023 Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount													$ 480,000
20% Senior Secured Promissory Note [Member] | Chambers Note [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage								20.00%
Debt instrument face amount								$ 60,000
Debt instrument, annual interest rate, effective percentage								10.00%
Debt instrument, maturity date range, start								Feb. 28, 2024
Debt instrument convertible stock price								90.00%
Debt instrument, convertible, conversion price								$ 0.015
20% Senior Secured Promissory Note [Member] | Eleven 11 LLC [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage							20.00%		20.00%
Debt instrument, annual interest rate, effective percentage							10.00%		10.00%
Debt instrument, maturity date range, start							Feb. 14, 2024		Feb. 14, 2024
Debt instrument convertible stock price							90.00%		90.00%
Debt instrument, maturity date range, end							Feb. 28, 2024		Feb. 28, 2024
Debt instrument, convertible, conversion price							$ 0.015		$ 0.015
20% Senior Secured Promissory Note [Member] | Eleven 11 LLC [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount							$ 54,000		$ 54,000
20% Senior Secured Promissory Note [Member] | Eleven 11 LLC [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount							$ 60,000		$ 60,000
20% Senior Secured Promissory Note [Member] | Cavalry Fund ILP [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage				20.00%
Debt instrument, annual interest rate, effective percentage				10.00%
Debt instrument, maturity date range, start				Feb. 28, 2024
Debt instrument convertible stock price				90.00%
Debt instrument, maturity date range, end				Apr. 30, 2024
Debt instrument, convertible, conversion price				$ 0.015
20% Senior Secured Promissory Note [Member] | Cavalry Fund ILP [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount				$ 108,000
20% Senior Secured Promissory Note [Member] | Cavalry Fund ILP [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount				$ 120,000
20% Senior Secured Promissory Note [Member] | Keystone Capital Partners [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage					20.00%
Debt instrument, annual interest rate, effective percentage					10.00%
Debt instrument, maturity date range, start					Feb. 28, 2024
Debt instrument convertible stock price					90.00%
Debt instrument, maturity date range, end					Apr. 17, 2024
Debt instrument, convertible, conversion price					$ 0.015
20% Senior Secured Promissory Note [Member] | Keystone Capital Partners [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount					$ 30,000
20% Senior Secured Promissory Note [Member] | Keystone Capital Partners [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount					$ 90,000
20% Senior Secured Promissory Note [Member] | Diagonal Lending LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount										$ 130,016				$ 78,010
Debt instrument, annual interest rate, effective percentage										11.00%
Debt instrument, maturity date range, start										Nov. 22, 2023
Debt instrument convertible stock price														75.00%
Repayments of debt														$ 26,003
20% Senior Secured Promissory Note [Member] | Seven Knots LLC [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage						20.00%
Debt instrument face amount						$ 60,000
Debt instrument, annual interest rate, effective percentage						10.00%
Debt instrument, maturity date range, start						Apr. 16, 2024
Debt instrument convertible stock price						90.00%
Debt instrument, convertible, conversion price						$ 0.015
20% Senior Secured Promissory Note [Member] | Sikka Note [Member]
Short-Term Debt [Line Items]
Debt instrument, maturity date range, start			May 31, 2024
20% Senior Secured Promissory Note [Member] | Sikka Note [Member] | Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage			20.00%
Debt instrument face amount			$ 120,000
Debt instrument, annual interest rate, effective percentage			10.00%
Debt instrument convertible stock price			90.00%
Debt instrument, convertible, conversion price			$ 0.015
20% Senior Secured Promissory Note [Member] | Miller Note [Member]
Short-Term Debt [Line Items]
Debt instrument, maturity date range, start			May 31, 2024
20% Senior Secured Promissory Note [Member] | Miller Note [Member] | Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage			20.00%
Debt instrument face amount			$ 60,000
Debt instrument, annual interest rate, effective percentage			10.00%
Debt instrument convertible stock price			90.00%
Debt instrument, convertible, conversion price			$ 0.015
20% Senior Secured Promissory Note [Member] | Calvary Fund Bridge Notes [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage	20.00%	20.00%
Debt instrument, annual interest rate, effective percentage	10.00%	10.00%
Debt instrument, maturity date range, start	May 19, 2024	May 19, 2024
Debt instrument, maturity date range, end	Jun. 06, 2024	Jun. 06, 2024
20% Senior Secured Promissory Note [Member] | Calvary Fund Bridge Notes [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount	$ 204,000	$ 204,000
20% Senior Secured Promissory Note [Member] | Calvary Fund Bridge Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount	$ 400,000	$ 400,000
20% Senior Secured Promissory Note [Member] | Evergreen Bridge Notes [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage	20.00%	20.00%
Debt instrument, annual interest rate, effective percentage	10.00%	10.00%
Debt instrument, maturity date range, start	May 19, 2024	May 19, 2024
Debt instrument, maturity date range, end	Jun. 16, 2024	Jun. 16, 2024
20% Senior Secured Promissory Note [Member] | Evergreen Bridge Notes [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount	$ 400,000	$ 400,000
20% Senior Secured Promissory Note [Member] | Evergreen Bridge Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount	$ 204,000	$ 204,000
20% Senior Secured Promissory Note [Member] | Miller Bridge Notes [Member]
Short-Term Debt [Line Items]
Debt instrument, maturity date range, start														Jun. 13, 2024
20% Senior Secured Promissory Note [Member] | Miller Bridge Notes [Member] | Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage														20.00%
Debt instrument face amount														$ 240,000
Debt instrument, annual interest rate, effective percentage														10.00%
20% Senior Secured Promissory Note [Member] | Titan Five Bridge Note [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage														20.00%
Debt instrument face amount														$ 120,000
Debt instrument, annual interest rate, effective percentage														10.00%
Debt instrument, maturity date range, start														Jun. 13, 2024